Retirement Benefit Plans - Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income of Defined Benefit Plans (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of defined benefit plans [abstract]
Current service cost	$ 134.3		$ 145.3	$ 123.3
Net interest expense	74.3		47.2	81.6
Components of defined benefit costs recognized in profit or loss	208.6		192.5	204.9
Remeasurement on the net defined benefit liability:
Return on plan assets (excluding amounts included in net interest expense)	(429.9)		(73.3)	(139.2)
Actuarial loss arising from experience adjustments	1,413.8		94.3	494.1
Actuarial loss arising from changes in demographic assumptions			277.4
Actuarial loss (gain) arising from changes in financial assumptions	(160.8)		(540.5)	3,161.9
Components of defined benefit costs recognized in other comprehensive income	823.1	$ 26.8	(242.1)	3,516.8
Total	$ 1,031.7		$ (49.6)	$ 3,721.7